T. ROWE PRICE GLOBAL GROWTH STOCK FUND
January 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
ARGENTINA 0.6%
Common Stocks 0.6%
MercadoLibre (USD) (1)	7,464	4,949
Total Argentina (Cost $2,038)		4,949

AUSTRALIA 0.5%
Common Stocks 0.5%
James Hardie Industries, CDI	176,424	3,709
Total Australia (Cost $2,050)		3,709

BELGIUM 0.4%
Common Stocks 0.4%
Umicore	59,545	2,742
Total Belgium (Cost $2,456)		2,742

BRAZIL 1.7%
Common Stocks 1.5%
Magazine Luiza	369,054	4,810
StoneCo, Class A (USD) (1)	78,433	3,407
XP, Class A (USD) (1)	74,341	2,984
		11,201
Preferred Stocks 0.2%
Itau Unibanco Holding (2)	224,500	1,712
		1,712
Total Brazil (Cost $9,374)		12,913

CANADA 1.2%
Common Stocks 1.2%
Brookfield Asset Management, Class A (USD) (3)	71,717	4,390
Shopify, Class A (USD) (1)	10,643	4,956
Total Canada (Cost $4,893)		9,346

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
CAYMAN ISLANDS 0.6%
Common Stocks 0.3%
ANT International, Class C, Acquisition Date: 6/7/18
Cost $2,115 (USD)(1)(4)(5)	377,026	2,424
		2,424
Convertible Preferred Stocks 0.3%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $1,291
(USD)(1)(4)(5)	26,185	2,041
		2,041
Total Cayman Islands (Cost $3,406)		4,465

CHINA 7.2%
Common Stocks 5.7%
3SBio (HKD) (1)	2,328,000	2,957
Alibaba Group Holding, ADR (USD) (1)	83,125	17,173
China Resources Beer Holdings (HKD)	796,000	3,683
Huazhu Group, ADR (USD) (3)	76,830	2,651
Tencent Holdings (HKD)	210,200	10,024
Tencent Music Entertainment Group, ADR (USD) (1)	113,766	1,444
Trip. com Group, ADR (USD) (1)	35,711	1,147
Wuxi Biologics (HKD) (1)	320,500	4,054
		43,133
Common Stocks - China A Shares 1.5%
Glodon, A Shares (CNH)	669,111	3,699
Gree Electric Appliances of Zhuhai, A Shares (CNH)	568,900	5,082
Jiangsu Hengrui Medicine, A Shares (CNH)	201,053	2,503
		11,284
Total China (Cost $45,823)		54,417

DENMARK 0.2%
Common Stocks 0.2%
Chr Hansen Holding	20,214	1,504
Total Denmark (Cost $1,466)		1,504

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
FRANCE 3.0%
Common Stocks 3.0%
Airbus	44,326	6,510
Dassault Systemes	19,534	3,381
EssilorLuxottica	33,047	4,893
Eurofins Scientific (3)	5,185	2,789
LVMH Moet Hennessy Louis Vuitton	5,731	2,496
TOTAL	57,616	2,805
Total France (Cost $18,577)		22,874

GERMANY 3.8%
Common Stocks 3.3%
Evotec (1)(3)	263,148	7,052
Infineon Technologies	187,797	4,035
Knorr-Bremse	19,703	2,149
Siemens	26,094	3,218
Symrise	33,340	3,426
Zalando (1)	107,010	5,124
		25,004
Preferred Stocks 0.5%
Sartorius (2)	15,314	3,564
		3,564
Total Germany (Cost $24,685)		28,568

HONG KONG 0.8%
Common Stocks 0.8%
AIA Group	349,200	3,460
Galaxy Entertainment Group	380,000	2,487
Total Hong Kong (Cost $5,184)		5,947

INDIA 5.5%
Common Stocks 5.5%
Axis Bank	266,270	2,724

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Britannia Industries	84,514	3,770
Godrej Consumer Products	343,296	3,231
Havells India	303,530	2,566
HDFC Asset Management	41,628	1,846
HDFC Bank	272,362	4,657
HDFC Bank, ADR (USD)	39,826	2,281
Housing Development Finance	144,291	4,881
Kotak Mahindra Bank	317,952	7,509
One97 Communications, Series G, Acquisition Date: 12/3/19,
Cost $1,563 (USD) (1)(4)(5)	6,139	1,563
Pidilite Industries	150,166	3,166
United Spirits (1)	427,086	3,713
Total India (Cost $33,810)		41,907

INDONESIA 2.1%

Common Stocks 2.1%
Bank Central Asia	3,497,800	8,265
Kalbe Farma	18,484,100	1,928
Sumber Alfaria Trijaya	63,923,700	3,747
Unilever Indonesia	3,650,900	2,121
Total Indonesia (Cost $12,428)		16,061

JAPAN 2.9%

Common Stocks 2.9%
Daiichi Sankyo	43,500	2,940
Daikin Industries	25,900	3,649
FANUC	14,200	2,586
Keyence	16,000	5,379
Recruit Holdings	61,500	2,397
SoftBank Group	62,200	2,511
Sumitomo Metal Mining	82,500	2,346
Total Japan (Cost $18,049)		21,808

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
MEXICO 0.4%
Common Stocks 0.4%
Concentradora Fibra Danhos	1,883,870	2,901
Total Mexico (Cost $3,002)		2,901

NETHERLANDS 2.3%
Common Stocks 2.3%
Adyen (1)	7,193	6,610
ASML Holding (USD)	15,730	4,415
Heineken	29,155	3,172
Koninklijke DSM	25,130	3,058
Total Netherlands (Cost $12,118)		17,255

NIGERIA 0.2%
Common Stocks 0.2%
Nestle Nigeria	505,368	1,785
Total Nigeria (Cost $1,843)		1,785

PERU 1.4%
Common Stocks 1.4%
Credicorp (USD)	23,492	4,853
InRetail Peru (USD)	155,910	5,862
Total Peru (Cost $7,731)		10,715

PHILIPPINES 2.5%
Common Stocks 2.5%
Ayala Land	4,867,000	3,962
BDO Unibank	1,595,383	4,633
Jollibee Foods	811,640	3,045
SM Investments	397,166	7,554
Total Philippines (Cost $18,951)		19,194

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
PORTUGAL 0.2%
Common Stocks 0.2%
Galp Energia	78,301	1,183
Total Portugal (Cost $1,181)		1,183

SINGAPORE 0.8%
Common Stocks 0.8%
Sea, ADR (USD) (1)(3)	135,041	6,109
Total Singapore (Cost $2,253)		6,109

SOUTH AFRICA 0.5%
Common Stocks 0.5%
Naspers, N Shares	11,718	1,900
Sanlam	375,537	1,839
Total South Africa (Cost $4,407)		3,739

SOUTH KOREA 0.4%
Common Stocks 0.4%
Samsung Electronics	72,335	3,352
Total South Korea (Cost $2,774)		3,352

SWEDEN 1.4%
Common Stocks 1.4%
Boliden	102,114	2,424
Hexagon, B Shares	90,671	4,929
Swedbank, A Shares	209,257	3,213
Total Sweden (Cost $9,794)		10,566

SWITZERLAND 3.6%
Common Stocks 3.6%
Alcon (1)	69,444	4,103
Givaudan	764	2,521

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Lonza Group	14,212	5,837
Nestle	42,927	4,734
Novartis	33,898	3,202
Roche Holding	13,902	4,664
Temenos	14,279	2,297
Total Switzerland (Cost $23,521)		27,358

THAILAND 0.4%
Common Stocks 0.4%
CP ALL	1,402,400	3,188
Total Thailand (Cost $3,133)		3,188

TURKEY 0.3%
Common Stocks 0.3%
Ulker Biskuvi Sanayi (1)	660,051	2,571
Total Turkey (Cost $2,217)		2,571

UNITED KINGDOM 4.9%
Common Stocks 4.9%
ASOS (1)	127,971	5,177
Diageo	68,823	2,721
Experian	212,413	7,394
Farfetch, Class A (USD) (1)(3)	317,493	3,873
HomeServe	152,965	2,585
Ocado Group (1)	219,732	3,543
Rentokil Initial	912,114	5,617
Rolls-Royce Holdings	285,113	2,511
Unilever	58,433	3,486
Total United Kingdom (Cost $35,352)		36,907

UNITED STATES 49.3%
Common Stocks 48.7%
AbbVie	37,100	3,006
Agilent Technologies	47,880	3,953

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Alnylam Pharmaceuticals (1)(3)	23,300	2,675
Alphabet, Class C (1)	15,316	21,967
Amazon. com (1)	12,107	24,320
American Water Works	24,601	3,351
Amphenol, Class A	36,100	3,591
Apple	33,794	10,460
Atlassian, Class A (1)	39,704	5,836
Becton Dickinson & Company	18,855	5,188
Boeing	17,568	5,591
Booking Holdings (1)	1,850	3,386
Cadence Design Systems (1)	45,700	3,295
Charles Schwab	100,608	4,583
Chubb	43,708	6,643
Cigna	24,139	4,644
CME Group	22,980	4,989
Cognex	22,560	1,150
Colgate-Palmolive	31,400	2,317
Concho Resources	43,870	3,324
CoStar Group (1)	6,237	4,073
Coupa Software (1)	21,200	3,416
Danaher	52,383	8,427
Datadog, Class A (1)	49,400	2,283
DexCom (1)	8,000	1,926
DocuSign (1)	49,160	3,860
E*TRADE Financial	86,000	3,665
EOG Resources	38,670	2,819
Estee Lauder, Class A	16,414	3,203
Facebook, Class A (1)	75,789	15,303
FleetCor Technologies (1)	10,250	3,231
Gartner (1)	20,709	3,330
General Electric	696,991	8,677
Goldman Sachs Group	21,400	5,088
Hilton Worldwide Holdings	39,647	4,274
Intuit	21,781	6,107
Intuitive Surgical (1)	11,000	6,158
KKR, Class A	144,690	4,616

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Linde	15,790	3,207
MarketAxess Holdings	8,562	3,032
Marriott International, Class A	26,293	3,683
Marsh & McLennan	28,784	3,220
Maxim Integrated Products	47,650	2,865
Microsoft	64,400	10,963
Morgan Stanley	74,056	3,870
Netflix (1)	17,067	5,890
NextEra Energy	36,055	9,670
Okta (1)	21,040	2,694
Paycom Software (1)	12,236	3,893
PayPal Holdings (1)	28,060	3,196
Prologis, REIT	54,327	5,046
Roper Technologies	22,816	8,708
salesforce. com (1)	57,010	10,393
Sempra Energy	56,959	9,150
ServiceNow (1)	25,908	8,763
Splunk (1)	29,430	4,569
Stripe, Class B, Acquisition Date: 12/17/19, Cost $296 (1)(4)(5)	18,846	296
Stryker	25,980	5,474
Tesla (1)	8,307	5,404
UnitedHealth Group	14,699	4,005
Veeva Systems, Class A (1)	33,243	4,874
Vertex Pharmaceuticals (1)	23,810	5,406
Visa, Class A (3)	40,194	7,997
Wells Fargo	89,100	4,182
Workday, Class A (1)	40,944	7,559
Zoetis	22,130	2,970
Zoom Video Communications, Class A (1)(3)	53,300	4,067
		369,771
Convertible Preferred Stocks 0.6%
Aurora Innovation, Series B, Acquisition Date: 3/1/19, Cost
$605 (1)(4)(5)	65,500	605
Magic Leap, Series D, Acquisition Date: 10/12/17, Cost $1,153
(1)(4)(5)	42,712	1,038
SpaceX, Series K, Acquisition Date: 5/21/19, Cost $2,163
(1)(4)(5)	10,605	2,270

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Uipath, Series D-1, Acquisition Date: 4/26/19, Cost $753
(1)(4)(5)	19,145	753
Uipath, Series D-2, Acquisition Date: 4/26/19, Cost $127
(1)(4)(5)	3,215	127
		4,793
Total United States (Cost $283,794)		374,564

VIETNAM 0.6%
Common Stocks 0.6%
Masan Group (1)	1,741,315	3,734
Military Commercial Joint Stock Bank	1,112,010	1,051
Total Vietnam (Cost $7,121)		4,785

SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 1.57% (6)(7)	499,974	500
Total Short-Term Investments (Cost $500)		500

SECURITIES LENDING COLLATERAL 2.9%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 2.9%
Short-Term Funds 2.9%
T. Rowe Price Short-Term Fund, 1.75% (6)(7)	2,219,501	22,195
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		22,195
Total Securities Lending Collateral (Cost $22,195)		22,195

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL GROWTH STOCK FUND

$ Value
(Cost and value in $000s)
Total Investments in Securities 102.7%
(Cost $626,126)	$780,077
Other Assets Less Liabilities (2.7)%	(20,591)
Net Assets 100.0%	$759,486

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(3)	All or a portion of this security is on loan at January 31, 2020.
(4)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $11,117 and represents 1.5% of net assets.
(5)	Level 3 in fair value hierarchy.
(6)	Seven-day yield
(7)	Affiliated Companies
ADR	American Depositary Receipts
CDI	CHESS or CREST Depositary Interest
CNH	Offshore China Renminbi
HKD	Hong Kong Dollar
JPY	Japanese Yen
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD	U. S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL GROWTH STOCK FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

						Unrealized
Counterparty	Settlement		Receive		Deliver	Gain/(Loss)
Citibank	2/14/20	USD	15,001	JPY	1,640,684	$ (152)
Net unrealized gain (loss) on open forward
currency exchange contracts						$ (152)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL GROWTH STOCK FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$10
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$10+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	10/31/19	Cost		Cost	1/31/20
T. Rowe Price Government
Reserve Fund	$1,468		¤	¤ $	500
T. Rowe Price Short-Term
Fund	24,806		¤	¤	22,195
					$22,695^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $10 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $22,695.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL GROWTH STOCK FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Global Growth Stock Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE GLOBAL GROWTH STOCK FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the

T. ROWE PRICE GLOBAL GROWTH STOCK FUND

issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$434,107	$ 306,882	$ 4,283	$ 745,272
Convertible Preferred Stocks	—	—	6,834	6,834
Preferred Stocks	—	5,276	—	5,276
Short-Term Investments	500	—	—	500
Securities Lending Collateral	22,195	—	—	22,195
Total	$456,802	$ 312,158	$ 11,117	$ 780,077
Liabilities
Forward Currency Exchange Contracts	$—	$ 152	$ —	$ 152

Following is a reconciliation of the fund’s Level 3 holdings for the period ended January 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at January 31, 2020, totaled $750,000 for the period ended January 31, 2020.

($000s)	Beginning	Gain (Loss)		Ending
	Balance	During	Total	Balance
	11/1/19	Period	Purchases+	1/31/20
Investment in Securities
Common Stocks	$988	$–	$3,295	$4,283
Convertible Preferred
Stocks	3,620	750	2,464	6,834

Total	$4,608	$750	$5,759	$11,117

+ $3,900,000 of Total Purchases relates to securities acquired through a merger effected on November 25, 2019.